PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2014
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

6.PREPAID LAND USE RIGHTS

Prepaid land use rights represent fees paid to obtain the land use rights for the Company’s business operations. Amounts of amortization recognized in profit and loss related to the prepaid land use rights were $886,808, $823,743 and $1,076,659 for the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2013 and 2014, land use rights of $16,267,348 and $15,913,751, respectively, were pledged as collateral to secure bank borrowings (see Note 10).